Dreyfus Structured Midcap Fund
Dreyfus Structured Midcap Fund
October 16, 2013 ADVANTAGE FUNDS, INC. -Dreyfus Structured Midcap Fund Supplement to Summary and Statutory Prospectuses dated July 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
The following information will supersede and replace the first paragraph in the "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the second sentence of the first paragraph in "Fund Details - Goal and Approach" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the S&P® Midcap 400 Index or the Russell Midcap® Index.